UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     June 30,2007
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/21/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  94
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Form 13F Information Table Value Total:                $257,308
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4487    51695 SH       SOLE                    51695
Abbott Labs                    COM              002824100      268     5000 SH       SOLE                     5000
Adobe Systems                  COM              00724f101     2252    56100 SH       SOLE                    56100
Advance Auto Parts             COM              00751y106     6685   164950 SH       SOLE                   164950
Affiliated Computer            COM              008190100      403     7100 SH       SOLE                     7100
Ambac Financial                COM              023139108     1221    14000 SH       SOLE                    14000
American Intl. Group           COM              026874107     5968    85216 SH       SOLE                    85216
Amgen Inc                      COM              031162100     4918    88950 SH       SOLE                    88950
Archer - Daniels               COM              039483102      662    20000 SH       SOLE                    20000
Arkansas Best Corp             COM              040790107      779    20000 SH       SOLE                    20000
BJ Services Co                 COM              055482103      341    12000 SH       SOLE                    12000
BP p.l.c                       COM              055622104     4613    63947 SH       SOLE                    63947
Bank of America Corp           COM              060505104     2355    48160 SH       SOLE                    48160
Bear Stearns Co.               COM              073902108      700     5000 SH       SOLE                     5000
Bed Bath & Beyond              COM              075896100     3798   105540 SH       SOLE                   105540
Best Buy Co.                   COM              086516101     6216   133200 SH       SOLE                   133200
Biomet, Inc.                   COM              090613100     1362    29800 SH       SOLE                    29800
C.H. Robinson Worldwide        COM              12541w209     2820    53700 SH       SOLE                    53700
CB Richard Ellis Group         COM              12497T101      365    10000 SH       SOLE                    10000
CIT Group Inc                  COM              125581108     7547   137650 SH       SOLE                   137650
Capital One Financial Corp     COM              14040h105     1239    15800 SH       SOLE                    15800
Cephalon Inc.                  COM              156708108      804    10000 SH       SOLE                    10000
ChevronTexaco Corp             COM              166764100     1565    18575 SH       SOLE                    18575
Cintas Corporation             COM              172908105      418    10600 SH       SOLE                    10600
Cisco Systems Inc              COM              17275r102      391    14039 SH       SOLE                    14039
Citigroup                      COM              172967101     3483    67910 SH       SOLE                    67910
Constellation Brands           COM              21036P108      728    30000 SH       SOLE                    30000
Costco Companies               COM              22160k105      755    12900 SH       SOLE                    12900
Dover Corp.                    COM              260003108     4749    92850 SH       SOLE                    92850
ENSCO Intl                     COM              26874Q100     2395    39250 SH       SOLE                    39250
Everest RE Group               COM              g3223r108      212     1950 SH       SOLE                     1950
Express Scripts                COM              302182100     2731    54600 SH       SOLE                    54600
FedEx                          COM              31428x106     1143    10300 SH       SOLE                    10300
Gannett                        COM              364730101     1146    20850 SH       SOLE                    20850
Gap                            COM              364760108      598    31300 SH       SOLE                    31300
General Dynamics               COM              369550108      782    10000 SH       SOLE                    10000
General Electric               COM              369604103     2962    77380 SH       SOLE                    77380
Halliburton Co                 COM              406216101     5472   158600 SH       SOLE                   158600
Harley-Davidson                COM              412822108      596    10000 SH       SOLE                    10000
Harrah's Entertainment         COM              413619107      239     2800 SH       SOLE                     2800
Hilb, Rogal & Hobbs            COM              431294107     3546    82735 SH       SOLE                    82735
Home Depot                     COM              437076102     1503    38200 SH       SOLE                    38200
Int'l Business Mach.           COM              459200101     5541    52645 SH       SOLE                    52645
J.P. Morgan Chase              COM              46625h100     5179   106902 SH       SOLE                   106902
Jack in the Box                COM              466367109      319     4500 SH       SOLE                     4500
Johnson & Johnson              COM              478160104     4859    78853 SH       SOLE                    78853
L-3 Communications             COM              502424104     7986    82000 SH       SOLE                    82000
Lehman Brothers                COM              524908100      474     6250 SH       SOLE                     6250
Limited Brands                 COM              532716107      961    35000 SH       SOLE                    35000
Lowe's Companies               COM              548661107     8683   282920 SH       SOLE                   282920
MBIA, Inc.                     COM              55262c100     8440   135655 SH       SOLE                   135655
MGIC Investment Corp           COM              552848103      853    15000 SH       SOLE                    15000
MSC Industrial                 COM              553530106      583    10600 SH       SOLE                    10600
Medco Health                   COM              58405k104     6333    81200 SH       SOLE                    81200
Merrill Lynch Inc.             COM              590188108      836    10000 SH       SOLE                    10000
Microsoft                      COM              594918104     4417   149890 SH       SOLE                   149890
Motorola Inc.                  COM              620076109     1166    65900 SH       SOLE                    65900
Office Max                     COM              67622P101      861    21900 SH       SOLE                    21900
Omnicare Inc.                  COM              681904108     6783   188100 SH       SOLE                   188100
PMI Group                      COM              69344m101     4110    92010 SH       SOLE                    92010
Pepsico Inc.                   COM              713448108     2964    45705 SH       SOLE                    45705
Quest Diagnostics              COM              74834L100      315     6100 SH       SOLE                     6100
Radian Group                   COM              750236101      216     4000 SH       SOLE                     4000
Royal Dutch Shell              COM              780257804      279     3435 SH       SOLE                     3435
Ruby Tuesday, Inc.             COM              781182100      527    20000 SH       SOLE                    20000
Seagate Technology             COM              G7945J104     6115   280900 SH       SOLE                   280900
Southwest Airlines             COM              844741108     7935   532200 SH       SOLE                   532200
Staples Inc.                   COM              855030102     5407   227850 SH       SOLE                   227850
Symantec                       COM              871503108     1204    59600 SH       SOLE                    59600
TJX Companies Inc              COM              872540109      275    10000 SH       SOLE                    10000
Target Corp                    COM              87612e106     1081    17000 SH       SOLE                    17000
Texas Instruments              COM              882508104     1543    41000 SH       SOLE                    41000
Tidewater Inc                  COM              886423102     6500    91700 SH       SOLE                    91700
Transatlantic Holdings         COM              893521104     6441    90550 SH       SOLE                    90550
United Health Group            COM              91324p102     6041   118125 SH       SOLE                   118125
United Parcel Service          COM              911312106     6663    91275 SH       SOLE                    91275
Varian Medical                 COM              92220p105     4726   111175 SH       SOLE                   111175
Wal-Mart Stores                COM              931142103     5939   123450 SH       SOLE                   123450
Walt Disney Co.                COM              254687106      360    10550 SH       SOLE                    10550
Washington Mutual              COM              939322103     2418    56700 SH       SOLE                    56700
Wells Fargo                    COM              949746101      327     9290 SH       SOLE                     9290
Werner Industries              COM              950755108      735    36500 SH       SOLE                    36500
Zimmer Holdings                COM              98956p102     6464    76150 SH       SOLE                    76150
First Industrial Realty        COM              32054k103     3289    84850 SH       SOLE                    84850
Lexington Realty Tr            COM              529043101     3503   168427 SH       SOLE                   168427
Bank of NY 6.875%              PRD              09656g201     2247    89600 SH       SOLE                    89600
Bear Stearns III 7.80%         PRD              07384t206      858    33800 SH       SOLE                    33800
Cap Crossing 8.50%             PRD              14007r401      631    24400 SH       SOLE                    24400
FPC Capital I 7.10%            PRD              302552203      851    33800 SH       SOLE                    33800
Harris Pref 7.375%             PRD              414567206     1753    69600 SH       SOLE                    69600
Highwoods Prop 8.0%            PRD              431284306     1054    41532 SH       SOLE                    41532
MBNA Corp.  8.10%              PRD              55270b201      332    12900 SH       SOLE                    12900
Repsol 7.45%                   PRD              G7513k103     2263    89400 SH       SOLE                    89400
Ryl Bk Scotland 7.25%          PRD              780097879     2451    96600 SH       SOLE                    96600
